INVENTORIES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Raw materials	$ 24,777,049	$ 26,474,521
Work-in-progress	241,135	168,612
Finished goods	1,101,345	633,088
Less: reserve for inventories.	(120,347)	0
Inventories, net	$ 25,999,182	$ 27,276,221